Taxes Payable (Policies)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Description of accounting policy for taxes payable [Policy Text Block]	23.1 Accounting policies Taxes payable represent obligations arising from the Company’s operating activities, mainly from the transport of passengers and cargo.